SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Feb. 28, 2017
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Employee Service Share-based Compensation, Allocation of Recognized Period Costs [Table Text Block]
Table below shows the summary of share based compensation:

	For the year ended	For the year ended	For the year ended
	February 28,	February 29,	February 28,
	2015	2016	2017

Cost of revenues	$47,808	$42,679	$111,001
Selling and marketing expenses	2,072,742	2,479,864	3,367,840
General and administrative expenses	16,320,526	23,324,954	32,636,359
Total	$18,441,076	$25,847,497	$36,115,200

Schedule of Nonvested Share Activity [Table Text Block]
The activities of non-vested shares granted under the 2010 Share Incentive Plan are summarized as follows:

	Number of	Weighted
	non-vested	average grant date
	shares	fair value

Outstanding as of February 28, 2014	7,242,112	5.80
Granted	8,208,254	12.95
Forfeited	381,300	8.74
Vested	2,482,416	7.25
Outstanding as of February 28, 2015	12,586,650	10.09
Granted	4,877,946	18.67
Forfeited	1,355,964	9.08
Vested	1,869,530	10.78
Outstanding as of February 29, 2016	14,239,102	13.04
Granted	1,564,442	36.42
Forfeited	425,980	19.53
Vested	2,276,558	13.04
Outstanding as of February 28, 2017	13,101,006	15.62

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option granted was estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions used for grants during the applicable periods:

	For the year ended February 29, 2016	For the year ended February 28, 2017
Risk-free interest rate(1)	1.64%-1.97%	1.34%-2.36%
Expected life (years)(2)	6.25-8.75	6.56-7.92
Expected dividend yield(3)	0%	0%
Volatility(4)	34.0%-34.7%	33.1%-33.8%
Fair value of options at grant date per share	$7.66 to $10.65	$13.04 to $19.13

(1)	Risk-free interest rate

Risk-free interest rate for periods within the contractual life of the option is based upon the U.S. treasury yield curve in effect at the time of grant.

(2)	Expected life (years)

Assumption of the expected term were based on the vesting and contractual terms and employee demographics.

(3)	Expected dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the expected term of the options.

(4)	Volatility

The volatility assumption was estimated based historical volatility of the Company's share price applying the guidance provided by ASC 718. The Company begins to estimate the volatility assumption solely based on its historical information since October 2010.

Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest, Outstanding and Exercisable [Table Text Block]
Share options activity for the years ended February 29, 2016 and February 28, 2017 was as follows:

		Weighted	Weighted	Aggregate
		average	average remaining	intrinsic
	Number	exercise price	contractual	value
Share options	of shares	(US$)	life (Years)	(US$)

Outstanding as of February 28, 2015	-	-	-	-
Granted	1,212,480	15.90
Exercised	40,136	16.10
Forfeited	49,798	16.10
Outstanding as of February 29, 2016	1,122,546	15.88	9.77	11,216,526
Granted	448,400	29.26
Exercised	103,888	16.11
Forfeited	128,176	18.29
Outstanding as of February 28, 2017	1,338,882	20.12	9.48	30,954,058
Vested and expected to vest as of February 28, 2017	1,133,477	19.85	9.40	26,502,121
Exercisable as of February 28, 2017	116,776	16.47	8.77	3,125,384